Common Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Common Shareholders' Equity [Abstract]
Disclosure of basic and diluted earnings loss per share [Text Block]
The information used for the calculation of the earnings as per each basic and diluted share is as follows:

Earnings per share	For the years ended as of December 31,
	2021	2020	2019
Net income attributable to equity holders of the controlling company (ThCh$)	199,162,731	96,152,272	130,141,692
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic earnings per share (in Chilean pesos)	539.00	260.22	352.21
Net income attributable to equity holders of the controlling company (ThCh$)	199,162,731	96,152,272	130,141,692
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted earnings per share (in Chilean pesos)	539.00	260.22	352.21

Disclosure of dividends recognised as distributions to owners [Text Block]
As of
December 31, 2021, 2020 and 2019
, the Company has distributed the following dividends:

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
256	01-04-2019	Interim	140.0000	2018
257	04-29-2019	Final	358.33030	2018
258	12-26-2019	Interim	75.0000	2019
259	04-24-2020	Final	179.95079	2019
260	12-30-2020	Interim	56.0000	2020
261	04-23-2021	Final	139.16548	2020
262	10-29-2021	Interim	200.0000	2021
263	12-03-2021	Eventual	447.0000	Retained earnings

Disclosure of comprenhensive income and expense [Text Block]
Comprehensive income and expenses are detailed as follows:

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	2,168,254	(585,430)	1,582,824
Gains (losses) on exchange differences on translation (1)	109,288,972	-	109,288,972
Reserve of Actuarial gains and losses on defined benefit plans	5,216,580	(1,444,133)	3,772,447
Total comprehensive income As of December 31, 2021	116,673,806	(2,029,563)	114,644,243

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	4,068,855	(1,098,591)	2,970,264
Gains (losses) on exchange differences on translation (1)	(55,220,514)	-	(55,220,514)
Reserve of Actuarial gains and losses on defined benefit plans	(1,859,692)	488,246	(1,371,446)
Total comprehensive income As of December 31, 2020	(53,011,351)	(610,345)	(53,621,696)

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	345,986	(93,416)	252,570
Gains (losses) on exchange differences on translation (1)	17,077,670	-	17,077,670
Reserve of Actuarial gains and losses on defined benefit plans	(4,127,305)	1,107,699	(3,019,606)
Total comprehensive income As of December 31, 2019	13,296,351	1,014,283	14,310,634
(1)	These concepts will be reclassified to the Statement of Income when it’s settled .

Disclosure of changes in comprenhensive income and expense [Text Block]
The movement of other comprehensive income is detailed as follows:

a)	As of December 31, 2021 :

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	15,703,753	-	-	15,703,753
Cash flow hedges	-	2,168,254	-	2,168,254
Gains (losses) from defined benefit plans	-	-	5,216,580	5,216,580
Deferred taxes	-	(585,430)	(1,444,133)	(2,029,563)
Inflation adjustment of subsidiaries in Argentina	93,585,219	-	-	93,585,219
Total changes in equity	109,288,972	1,582,824	3,772,447	114,644,243
Equity holders of the parent	102,229,659	1,812,733	3,580,153	107,622,545
Non-controlling interests	7,059,313	(229,909)	192,294	7,021,698
Total changes in equity	109,288,972	1,582,824	3,772,447	114,644,243

b)	As of December 31, 2020 :

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(125,344,149)	-	-	(125,344,149)
Cash flow hedges	-	4,068,855	-	4,068,855
Gains (losses) from defined benefit plans	-	-	(1,859,692)	(1,859,692)
Deferred taxes	-	(1,098,591)	488,246	(610,345)
Inflation adjustment of subsidiaries in Argentina	70,123,635	-	-	70,123,635
Total changes in equity	(55,220,514)	2,970,264	(1,371,446)	(53,621,696)
Equity holders of the parent	(52,043,623)	2,968,182	(1,298,021)	(50,373,462)
Non-controlling interests	(3,176,891)	2,082	(73,425)	(3,248,234)
Total changes in equity	(55,220,514)	2,970,264	(1,371,446)	(53,621,696)

c)	As of December 31, 2019:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves

	ThCh$	ThCh$	ThCh$	ThCh$
Conversion of joint ventures and foreign subsidiaries	(70,932,096)	-	-	(70,932,096)
Cash flow hedges	-	345,986	-	345,986
Gains (losses) from defined benefit plans	-	-	(4,127,305)	(4,127,305)
Deferred taxes	-	(93,416)	1,107,699	1,014,283
Inflation adjustment of subsidiaries in Argentina	88,009,766	-	-	88,009,766
Total changes in equity	17,077,670	252,570	(3,019,606)	14,310,634
Equity holders of the parent	16,122,893	249,503	(2,887,580)	13,484,816
Non-controlling interests	954,777	3,067	(132,026)	825,818
Total changes in equity	17,077,670	252,570	(3,019,606)	14,310,634